Business Acquisitions - Fair Values of the Identifiable Assets and Liabilities of the Acquired Entity in the Business Combination (Details) - Heartland Generation $ in Millions	Dec. 04, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 276
Trade and other receivables	126
Risk management assets	16
Prepaid expenses and other assets	106
Assets held for sale (Note 18)	80
Long-term portion of finance lease receivables	107
Property, plant and equipment and Right-of-use assets (Note 19 and 20)	413
Intangible assets (Note 21)	57
Deferred income tax assets (Note 11)	41
Accounts payable and accrued liabilities	193
Risk management liabilities	4
Credit facilities, long-term debt and lease liabilities (Note 25)	232
Decommissioning and other provisions (Note 24)	156
Deferred income tax liabilities (Note 11)	108
Contract liabilities	6
Total identifiable net assets at fair value	523
Goodwill arising on acquisition (Note 22)	51
Net assets acquired	574
Cash consideration	493
Contingent consideration payable	81
Total purchase consideration transferred	$ 574